PROVISIONS - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance at beginning	$ 39.6	$ 35.4
Provisions made during the year	38.0	36.6
Provisions used during the year	(22.0)	(33.3)
Provisions reversed during the year	(0.8)	(1.1)
Translation differences	2.9	2.0
Balance at ending	57.7	39.6
Non-current provisions	16.0	5.9
Current provisions	41.7	33.7
Total	57.7	39.6
Product warranty
Reconciliation of changes in other provisions [abstract]
Balance at beginning	25.0	24.2
Provisions made during the year	9.5	12.2
Provisions used during the year	(9.5)	(10.0)
Provisions reversed during the year	(0.6)	(0.7)
Translation differences	1.1	(0.7)
Balance at ending	25.5	25.0
Restructuring
Reconciliation of changes in other provisions [abstract]
Balance at beginning	1.6	2.2
Provisions made during the year	11.1	22.2
Provisions used during the year	(10.0)	(22.6)
Provisions reversed during the year	(0.1)	(0.1)
Translation differences	0.3	(0.1)
Balance at ending	2.9	1.6
Other
Reconciliation of changes in other provisions [abstract]
Balance at beginning	13.0	9.0
Provisions made during the year	17.4	2.2
Provisions used during the year	(2.5)	(0.7)
Provisions reversed during the year	(0.1)	(0.3)
Translation differences	1.5	2.8
Balance at ending	$ 29.3	$ 13.0